Provisions and other non-financial liabilities (Details 1) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Provisions and other non-financial liabilities [Line Items]
Rent under lease contract	[1]	$ 90,320
Total			$ 106,197		$ 110,565
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Rent under lease contract	[1]		84,826
Provision for additional tax related to foreign loans		543	471
End of agreement bonus		3,641	5,129
Directors' per diem allowance		1,802	2,881
Miscellaneous provisions		787	1,028
Total		$ 97,093	$ 94,335	[2]	$ 97,093	[2]

[1]	Payment obligations for the lease contract with CORFO: These correspond to obligations assumed in the Lease Agreement. Part of these obligations are the quarterly lease payments to Corfo, according to SQM Salar's product sales from leased mining properties. Since 2018, another part are the annual contributions by SQM Salar to research and development, to local communities to the Antofagasta Regional Government and to the municipalities of San Pedro de Atacama, Maria Elena and Antofagasta.
[2]	See Note 18.2